Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2020
Information About Main Subsidiaries [Abstract]
Schedule of subsidiaries with significant non-controlling interests

	Direct interest of non-controlling interest % (1)	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	Book value of non-controlling interests
	June 30, 2020
Elron	38.94%	3,377	3,966	509	142	6,692	4,149
PBC	27.60%	79,327	112,404	26,138	118,789	46,804	19,263
Cellcom (2)	53.80%	54,777	79,796	31,386	74,691	28,496	17,920
Mehadrin	56.25%	13,038	17,839	13,954	3,336	13,587	8,136
IRSA CP	19.35%	14,925	129,578	16,423	52,507	75,573	4,089
June 30, 2019
Elron	38.94%	4,521	3,770	529	69	7,693	4,624
PBC	31.20%	63,904	236,440	25,708	208,515	66,121	47,766
Cellcom (2)	55.90%	45,957	59,076	27,278	57,524	20,231	12,777
IRSA CP	16.20%	24,563	91,204	5,797	51,924	58,046	3,113

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive profit / (loss) attributable to non-controlling interest	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	June 30, 2020
Elron	-	(1,774)	(1,864)	5,540	(776)	350	874	448	-
PBC	12,310	12,648	12,165	19,586	6,328	23,872	(20,243)	9,957	1,684
Cellcom (2)	56,076	(2,068)	(2,100)	534	14,914	(7,425)	(6,323)	1,166	-
Mehadrin	1,952	106	123	251	246	(70)	(246)	(70)	17
IRSA CP	8,563	18,153	18,405	1,064	4,890	(2,879)	(3,561)	(1,550)	663
June 30, 2019
Elron	-	(1,056)	(909)	2,122	(1,012)	207	1,338	533	-
PBC	18,061	6,953	7,575	5,230	9,081	1,072	2,926	13,079	2,337
Cellcom (2)	47,535	(1,524)	(1,538)	(1,352)	10,025	(8,614)	1,666	3,077	-
IRSA CP	10,826	(25,923)	(25,923)	(150)	5,588	(4,958)	(2,631)	(2,001)	870

(1) Corresponds to the direct interest from the Group.

(2) DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.